Convertible notes (Tables)	6 Months Ended
Sep. 30, 2015
Convertible notes
Schedule of Convertible Notes

	March 31,	September 30,
	2015	2015	2015
	RMB	RMB	US$

Principal amount of the KKR Notes	400,175	416,298	65,502
Principal amount of the GM Notes	307,828	320,229	50,385
Cumulative interest payable	107,848	136,654	21,501

Carrying amount	815,851	873,181	137,388

Schedule of Interest Expense Relating to the Notes

	Three months ended September 30,			Six months ended September 30,
	2014	2015	2015	2014	2015	2015
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	13,488	14,481	2,279	26,638	28,217	4,440
GM Notes interest incurred	9,843	10,540	1,658	19,587	20,696	3,256
Amortization of debt issuance costs	912	927	146	1,814	1,821	287

Total interest expense	24,243	25,948	4,083	48,039	50,734	7,983